Income Tax - Provision for income tax (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal
Deferred tax asset										$ 9,000	$ 36,000
State
Deferred									$ 54,000	10,000	109,000
Total provision		$ 323,000			$ 7,000	$ 332,000	$ 16,000		58,000	$ 105,000	$ 210,000
Diamond eagle acquisition
Federal
Current									944,494
Deferred tax asset									(261,174)
State
Change in valuation allowance									261,174
Total provision	$ 0		$ 246,289	$ 944,494				$ 944,494	$ 944,494